Subsequent Events (Details) - Learn CW Investment Corporation - USD ($)	Aug. 12, 2024	Jul. 11, 2024	Apr. 13, 2024	Mar. 13, 2024	Feb. 13, 2024
Subsequent Events [Abstract]
Cash deposited in Trust Account				$ 150,000	$ 150,000
Subsequent event
Subsequent Events [Abstract]
Cash deposited in Trust Account	$ 150,000	$ 150,000	$ 150,000